Asset Retirement Obligation - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Expected Term	50 years	50 years
Asset Retirement Obligations, Description	The obligation is calculated based on the assumption that all of our advertising structures will be removed within the next 50 years.	The obligation is calculated based on the assumption that all of the Company’s advertising structures will be removed within the next 50 years